Law Offices of
                             ROBERT B. MARTIN, JR.
                          625 Second Street, Suite 102
                           Petaluma, California 94952
                                  707-778-3590


                                                                   June 2, 1998


Securities and Exchange Commission
Washington, D.C. 20549

           Re: Permanent Portfolio Family of Funds, Inc. (the "Fund") Registration No. 2-75661
                File No. 811-3379
                Final Prospectus and SAI

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies on behalf of the Fund that:

     (1) The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the Fund's registration statement, and

     (2) The text of the most recent Post-Effective Amendment to the Fund's registration statement has been filed electronically.


Respectfully submitted,


Robert B. Martin, Jr.




cc:  Michael Shaffer